FAIR VALUE MEASUREMENT (Details 1) $ in Thousands	12 Months Ended
Jun. 30, 2018 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as at June 30, 2017	$ 487
Change in fair-value (included within other expenses, net)	(75)
Balance as of June 30, 2018	$ 412